LIQUIDITY AND CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2020
Liquidity and Capital Management [Abstract]
Disclosure of contractual obligations
The table below presents the partnership’s contractual obligations as of December 31, 2020:

(US$ Millions)		Payments due by period
Dec. 31, 2020	Total	< 1 Year	1 Year	2 Years	3 Years	4 Years	> 5 Years
Debt obligations(1)	$54,592	$13,123	$8,170	$5,592	$11,084	$6,677	$9,946
Capital securities	3,033	649	181	865	556	244	538
Lease obligations	3,160	48	48	44	45	46	2,929
Commitments(2)	2,883	1,839	963	81	—	—	—

Interest expense(3):
Debt obligations	6,667	1,685	1,369	1,118	789	556	1,150
Capital securities	585	152	113	105	105	66	44
Interest rate swaps	119	43	41	32	3	—	—
(1)Debt obligations excludes deferred financing costs of $258 million and other accounting adjustments.
(2)Primarily consists of construction commitments on commercial developments.
(3)Represents aggregate interest expense expected to be paid over the term of the obligations. Variable interest rate payments have been calculated based on current rates.